Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Income (loss) before income tax expense (benefit)		¥ (242,488)		¥ 1,028,764	¥ 153,490
Effective statutory tax rate		30.62%		30.62%	30.62%
Income tax calculated at the statutory tax rate		¥ (74,250)		¥ 315,007	¥ 46,999
Income not subject to tax		(10,219)		(7,446)	(7,758)
Expenses not deductible for tax purposes		828		728	1,290
Tax rate differentials of subsidiaries		(8,035)		(9,252)	(5,756)
Change in valuation allowance		16,196	[1]	(39,410)	5,984
Noncontrolling interest income (loss) of consolidated VIEs		5,088		(70,143)	14,796
Effect of enacted change in tax rates		(29)		(213)	(210)
Reversal of outside basis differences	[1]	(122,633)
Foreign tax credit and payments		40,228		1,657	1,823
Income excluded from taxable income of enterprise tax		(6,944)		(5,076)	(4,040)
Other		18,753		24,864	(5,953)
Total income tax expense (benefit)		¥ (141,017)		¥ 210,716	¥ 47,175

[1]	These amounts for the fiscal year ended March 31, 2022 represent mainly the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy and the related increase in the valuation allowance.